Supplement dated December 31, 2008
                    To the Prospectus of Matthews Asia Funds
            Dated April 29, 2008, as supplemented September 15, 2008


Effective January 1, 2009.

The following supplements the Portfolio Managers section on pages 28, 32, 36 and 48 and the Management of the Funds - Portfolio Managers section on pages 54 and 55 with respect to the Matthews China, Matthews India, Matthews Japan and Matthews Asian Technology Funds:

     The Lead Manager for the Matthews China Fund is Richard Gao and the Co-Manager is Andrew T. Foster.

     The Lead Manager for the Matthews India Fund is Sharat Shroff, CFA, and the Co-Managers are Andrew T. Foster and Noor Kamruddin.

     The Lead Manager for the Matthews Japan Fund is Taizo Ishida and the Co-Manager is Virgil Adams.

     The Lead Manager for the Matthews Asian Technology Fund is J. Michael Oh and the Co-Manager is Lydia So.


Virgil Adams is Co-Manager of the Matthews Japan Fund. Prior to joining Matthews International Capital Management, LLC in 2008, Virgil was Co-Founder and Managing Partner of New Frontiers Investments in Shanghai, starting in 2002. He was also President of Amida Capital in Tokyo. Before that, Virgil served as a Founding Partner and Portfolio Manager for Hachibushu Capital, a multi-strategy hedge fund based in Tokyo. Previously, Virgil worked for six years at Fidelity Investments as an Equity Analyst and Portfolio Manager. He received a B.A. in International Studies from the University of Oregon and an M.B.A from the University of Michigan. He is fluent in Japanese. Virgil has been a Portfolio Manager of the Japan Fund since 2009.




Matthews Asia Funds are distributed by PFPC Distributors, Inc.

                       Supplement dated December 31, 2008
        To the Statement of Additional Information of Matthews Asia Funds
            Dated April 29, 2008, as supplemented September 15, 2008


Effective January 1, 2009.

The following supplements the Portfolio Managers section on pages 42 through 45 of the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                              ACCOUNTS WHERE
                                                              TOTAL ASSETS   ADVISORY FEE IS      TOTAL ASSETS IN ACCOUNTS
          NAME OF              ACCOUNT         NUMBER OF           IN        BASED ON ACCOUNT    WHERE ADVISORY FEE IS BASED
    PORTFOLIO MANAGER          CATEGORY        ACCOUNTS         ACCOUNTS        PERFORMANCE        ON ACCOUNT PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
MARK W. HEADLEY               Registered           0                0                0                      0
Co-Portfolio Manager of       Investment
the Matthews Pacific Tiger    Companies
and Korea Funds.
----------------------------------------------------------------------------------------------------------------------------
                             Other Pooled          0                0                0                      0
                              Investment
                               Vehicles
----------------------------------------------------------------------------------------------------------------------------
                            Other Accounts         0                0                0                      0
----------------------------------------------------------------------------------------------------------------------------
ANDREW T. FOSTER              Registered           0                0                0                      0
Lead Portfolio Manager of     Investment
the Matthews Asian Growth     Companies
and Income; Co-Portfolio
Manager of the Matthews
Asia Pacific Equity
Income, China and India
Funds.
----------------------------------------------------------------------------------------------------------------------------
                             Other Pooled          1          $336,860,135           0                      0
                              Investment
                               Vehicles
----------------------------------------------------------------------------------------------------------------------------
                            Other Accounts         0                0                0                      0
----------------------------------------------------------------------------------------------------------------------------
NOOR KAMRUDDIN                Registered           0                0                0                      0
Co-Portfolio Manager of       Investment
the Matthews India and        Companies
Asia Small Companies Funds.
----------------------------------------------------------------------------------------------------------------------------
                             Other Pooled          0                0                0                      0
                              Investment
                               Vehicles
----------------------------------------------------------------------------------------------------------------------------
                            Other Accounts         0                0                0                      0
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                              ACCOUNTS WHERE
                                                              TOTAL ASSETS   ADVISORY FEE IS      TOTAL ASSETS IN ACCOUNTS
          NAME OF              ACCOUNT         NUMBER OF           IN        BASED ON ACCOUNT    WHERE ADVISORY FEE IS BASED
    PORTFOLIO MANAGER          CATEGORY        ACCOUNTS         ACCOUNTS        PERFORMANCE        ON ACCOUNT PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
SHARAT SHROFF, CFA            Registered           0                0                0                      0
Lead Portfolio Manager of     Investment
the Matthews Pacific Tiger    Companies
and India Funds;
Co-Portfolio Manager of
the Matthews Asia Pacific
Fund.
----------------------------------------------------------------------------------------------------------------------------
                             Other Pooled          1           26,598,021            0                      0
                              Investment
                               Vehicles
----------------------------------------------------------------------------------------------------------------------------
                            Other Accounts         3           558,708,645           0                      0
----------------------------------------------------------------------------------------------------------------------------
VIRGIL ADAMS                  Registered           0                0                0                      0
Co-Portfolio Manager of      Investment
the Matthews Japan Fund.      Companies
----------------------------------------------------------------------------------------------------------------------------
                             Other Pooled          0                0                0                      0
                              Investment
                               Vehicles
----------------------------------------------------------------------------------------------------------------------------
                            Other Accounts         0                0                0                      0
----------------------------------------------------------------------------------------------------------------------------

The following supplements the Portfolio Managers section on page 47 of the Statement of Additional Information:


--------------------------------------------------------------------------------

          NAME OF                                    DOLLAR RANGE OF
      PORTFOLIO MANAGER                       EQUITY SECURITIES IN THE FUND
--------------------------------------------------------------------------------

Virgil Adams               |X|      None
--------------------------------------------------------------------------------